Property, Plant And Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended										12 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013 Land [Member]	Dec. 31, 2012 Land [Member]	Dec. 31, 2013 Ethanol Facilities [Member]	Dec. 31, 2012 Ethanol Facilities [Member]	Dec. 31, 2013 Pipeline And Terminal Facilities [Member]	Dec. 31, 2012 Pipeline And Terminal Facilities [Member]	Dec. 31, 2013 Retail Gasoline Stations [Member]	Dec. 31, 2012 Retail Gasoline Stations [Member]	Dec. 31, 2013 Buildings [Member]	Dec. 31, 2012 Buildings [Member]	Dec. 31, 2013 Other [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2013 Minimum [Member] Pipeline And Terminal Facilities [Member]	Dec. 31, 2013 Minimum [Member] Retail Gasoline Stations [Member]	Dec. 31, 2013 Minimum [Member] Buildings [Member]	Dec. 31, 2013 Minimum [Member] Other [Member]	Dec. 31, 2013 Maximum [Member] Pipeline And Terminal Facilities [Member]	Dec. 31, 2013 Maximum [Member] Retail Gasoline Stations [Member]	Dec. 31, 2013 Maximum [Member] Buildings [Member]	Dec. 31, 2013 Maximum [Member] Other [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life						20 years										16 years	3 years	20 years	3 years	25 years	20 years	45 years	20 years
Cost	$ 1,760,528		$ 1,846,083	$ 520,026	$ 446,385	$ 67,284	$ 163,990	$ 85,907	$ 83,484	$ 1,110,340	$ 1,029,608	$ 17,829	$ 3,869	$ 44,697	$ 33,192
Net	1,169,960	1,194,373	1,190,723	520,026	446,385	1,082	83,195	36,114	35,347	611,132	594,377	8,608	2,867	13,761	7,789
Impairment of properties	$ 60,988